Russell Developed ex-U.S. High Momentum ETF
RUSSELL DEVELOPED ex-U.S. HIGH MOMENTUM ETF
Investment Objective:
The Fund seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund's shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses -		Russell Developed ex-U.S. High Momentum ETF
Management Fee		0.59%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[2]	none
Total Annual Fund Operating Expenses		0.59%
Less Fee Waiver and Expense Reimbursements	[3]	(0.34%)
Net Annual Fund Operating Expenses		0.25%
[1]	The Fund has adopted a Distribution (12b-1) Plan pursuant to which the Fund may bear a 12b-1 fee. No such fee is currently paid by the Fund. The Fund will not pay a 12b-1 fee for the first twelve months of the Fund's operation and will not pay such a fee until such time as authorized by the Board of Trustees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year.
[3]	Until July 29, 2014, RIMCo has contractually agreed to waive 0.34% of its 0.59% management fee. This waiver may not be terminated during the relevant period except with Board approval.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years
Russell Developed ex-U.S. High Momentum ETF	26	80

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Investments, Risks and Performance Principal Investment Strategies of the Fund

The Fund is an index-based exchange-traded fund that seeks investment results that closely correspond to the total return of the Russell-Axioma Developed ex-U.S. Large Cap High Momentum Index (the "Index"). The Fund's investment adviser, Russell Investment Management Company ("RIMCo"), uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. The Fund seeks to gain exposure to the factor exhibited in its Index. The Fund's investment objective and the index upon which the Fund seeks to track its performance may be changed without shareholder approval.

RIMCo, using a replication strategy, generally invests in all of the stocks comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks in those weightings due to, for example, limited liquidity in the market for a particular stock. In those circumstances, the Fund may (i) purchase a sample of stocks in the Index; (ii) overweight another stock in the Index; (iii) purchase securities not in the Index which RIMCo believes are appropriate to substitute for certain securities in the Index or (iv) utilize various combinations of the foregoing, or other available investment techniques, in seeking to track the Index. The Fund may sell stocks that are represented in the Index in anticipation of their removal from the Index or purchase stocks not represented in the Index in anticipation of their addition to the Index. The Fund will normally invest at least 80% of its total assets in common stocks that comprise the Index, including depositary receipts representing securities in the index, which may be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs"). The Fund is required to provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

The Fund may purchase depositary receipts where an ADR, GDR or EDR provides better access to markets and more liquidity than the underlying security. An ADR is a stock that trades in the U.S. but represents shares in a non-U.S. company. A GDR is a stock that trades in one or more global markets but represents shares of a company domiciled in a different country. An EDR is issued in Europe, typically by foreign banks and trust companies, and evidences ownership of either foreign or domestic securities. The Fund will invest primarily in sponsored ADRs, GDRs and EDRs, but may also invest in unsponsored ADRs, GDRs and EDRs.

The Fund does not hedge its exposure to foreign currencies beyond using forward foreign currency contracts to lock in exchange rates for the portfolio securities purchased or sold, but awaiting settlement. These transactions establish a rate of exchange that can be expected to be received upon settlement of the securities.

The Index is designed to deliver exposure to stocks with high medium-term momentum as determined by a screening and ranking methodology applied to the output of the Axioma AX-WW 2.1 World-Wide ex-USA Equity Factor Risk model. Medium-term momentum is a measure of a stock's past price performance as measured by cumulative return over the last 250 trading days, excluding the last 20 trading days. Stocks exhibiting high momentum can be used by investors to adjust momentum exposure in a portfolio. To construct an index that tracks stocks with high historic momentum, the Index starts with the Russell Developed ex-U.S. Large Cap Index and ranks its constituents by medium-term momentum. Starting with the highest medium-term momentum stock, a target portfolio is created by adding the next highest medium-term momentum stocks until the target portfolio has a total capitalization of 35% of the Russell Developed ex-U.S. Large Cap Index. The Index then selects a portfolio of approximately 400 stocks of the Russell Developed ex-U.S. Large Cap Index as its constituents to optimally track the returns of the target portfolio while managing turnover and neutralizing exposure to other factors, such as beta and volatility. To maintain its focus on high momentum stocks, the Index is reconstituted monthly.

Unlike more traditional equity market indexes which seek to track the performance of a specific segment of the equity market, the Index is intended to provide a specific factor exposure. Russell Factor ETFs may be used by investors to seek to moderate the risk represented by an over or underweight to a specific factor in their portfolio rather than to seek market returns.

Indexing may reduce the chance that the Fund will substantially outperform its Index, but also may reduce some of the risks of active management, such as security selection.

The Index is sponsored by Frank Russell Company ("Russell" or the "Index Provider"), an affiliate of the Fund and RIMCo. The Index Provider determines the composition and relative weightings of the securities in the Index and publishes information regarding the market value of the Index. Additional information regarding the Index Provider is provided in the "Index Provider" section of the Fund's Prospectus.

Tracking Error. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Index may vary due to differences in security holdings between the Fund and its Index, cash and dividend accruals, transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Index. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Index.

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is concentrated. For purposes of this policy, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Turnover. The Fund may experience a high level of turnover defined as one-way turnover in excess of 100% per annum. Turnover may be heightened during periods of increased market volatility. In managing the Fund using a passive or indexing approach, RIMCo will approximate the turnover of the Index. RIMCo expects that, over time, the Fund's tracking error will not exceed 5%.

Principal Risks of Investing in the Fund

As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.

Passive Strategy/Index. The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry, market sector, country or currency. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower or higher than if the Fund employed an active strategy.

Tracking Error. While RIMCo seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to differences in security holdings, operating expenses, transaction costs, cash flows and operational inefficiencies. For example, RIMCo anticipates that, under normal market conditions, it may take approximately five business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund.

Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.

Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund's shares trading at a premium or discount to net asset value ("NAV").

Concentration. To the extent that the Fund's or the Index's portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.

Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.

Forward Currency Contracts. If forward prices increase, a loss will occur to the extent that the agreed upon purchase price of the currency exceeds the price of the currency that was agreed to be sold.

Counterparty Risk. Counterparty risk is the risk that the other party(s) to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.

Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying developed ex-U.S. securities.

Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.

Market Volatility. Volatile financial markets can result in greater market and liquidity risk and potential difficulty in valuing portfolio instruments.

Government Intervention in and Regulation of Financial Markets. Changes in government regulation may adversely affect the value of a security.

Turnover Risk. Frequent trading may cause the Fund to experience higher levels of brokerage fees and commissions and experience tax liability due to trading.

Model Risk. The Index Provider relies on third party data and models it believes to be reliable in constructing the Indexes, but it does not guarantee the accuracy of third party data or the models.

Index Risk. The Index, and therefore the Fund, may not exhibit the expected return pattern due to unpredictable factor correlations, changes in an Index component's factor characteristics between Index reconstitutions or tracking error between the Index and the target portfolio.

Factor Risk. The market may reward certain factors for a period of time and not others. The average level of volatility for a specific risk factor may vary significantly relative to other risk factors and may increase or decrease significantly during different phases of an economic cycle.

Index Construction Risk. A stock included in the Index may not exhibit the factor trait for which it was selected.

Momentum Risk. Momentum is a measure of a stock's past price performance relative to other stocks as measured by cumulative return over a specified prior period. Positive momentum stocks have performed well in the past and may, although subject to the same risks of common stocks, be more volatile than the overall market and may experience periods of relative underperformance. Additionally, a portfolio comprised of high momentum stocks may not produce investment exposure consistent with prior performance.

New Index Risk. The Index is new and has a limited performance history. It is possible that a new index may experience errors in its construction which may result in unintended factor exposures.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

Because the Fund is new, performance history and average annual returns for the Fund is not included in this Prospectus. Performance history and average annual returns for the Fund will be available after the Fund has been in operation for one calendar year.